Norway Acquisition (Tables)	12 Months Ended
Mar. 31, 2022
Kolos Norway [Member]
Disclosure of detailed information about business combination [line items]
Schedule of allocation of total purchase price to net assets acquired [Table Text Block]
Net liability disposed of	$3,371,275
Less: Payment to acquirer	(200,000)
Gain on disposal	$3,171,275

Norway Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Schedule of balance sheet items derecognized in the sale of the subsidiary [Table Text Block]
May 10, 2021
Assets
Current assets
Cash and equivalents	$37,254
Amounts receivable and prepaids	878
Total assets	$38,132

Liabilities and equity
Current liabilities
Accounts payable and accrued liabilities	$82,540

Loans payable	3,326,867
Total liabilities	3,409,407

Net Assets	$(3,371,275)